United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4533

                      (Investment Company Act File Number)


               Federated Municipal High Yield Advantage Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 8/31/05


                Date of Reporting Period: Quarter ended 11/30/04



Item 1.     Schedule of Investments



Federated Municipal High Yield Advantage Fund Inc
Portfolio of Investments
November 30, 2004 (unaudited)


       Principal                                                          Credit
       Amount                                                             Rating      1         Value
                            Municipal Bonds--91.1%
$                           Alaska--0.3%
       1,440,000            Alaska Industrial Development and
                            Export Authority, Power Revenue
                            Bonds, 5.875% (Upper Lynn Canal
                            Regional Power Supply
                            System)/(Original Issue Yield:
                            6.00%), 1/1/2032                              NR             $      1,210,176
                            Arizona--0.1%
       500,000              Arizona Health Facilities
                            Authority, Hospital System Revenue
                            Bonds, 6.375% (John C. Lincoln
                            Health Network), 12/1/2037                    BBB / NR              529,100
                            Arkansas--0.5%
       2,000,000            Arkansas Development Finance
                            Authority, Hospital Revenue Bonds
                            (Series 2000), 7.375% (Washington
                            Regional Medical Center)/(Original            BBB- /
                            Issue Yield: 7.50%), 2/1/2029                 Baa3                  2,180,980
                            California--6.2%
       3,000,000     2,3     California State, Economic
                            Recovery Revenue Bonds (Series
                            929), 8.57% (California State
                            Fiscal Recovery Fund), 7/1/2013               NR / Aa3              3,690,240
       4,595,000            California State, UT GO Bonds,
                            5.00% (MBIA Insurance Corp. INS),
                            6/1/2012                                      AAA / Aaa             5,001,979
       1,405,000            California State, UT GO Bonds,
                            5.00% (United States Treasury PRF),
                            6/1/2012                                      AAA / Aaa             1,556,937
       4,250,000            California State, UT GO Bonds,
                            5.75% (Original Issue Yield:
                            5.75%), 5/1/2030                              A / A3                4,537,895
       1,330,000     2,3     California Statewide Communities
                            Development Authority, MFH Revenue
                            Bonds (Series 1999X), 6.65%
                            (Magnolia City Lights Project),
                            7/1/2029                                      NR                    1,318,336
       1,000,000     2,3     California Statewide Communities
                            Development Authority, Revenue
                            Bonds, 6.625% (Tehiyah Day School),
                            11/1/2031                                     NR                    1,022,760
       4,000,000            Golden State Tobacco Securitization
                            Corp., CA, Tobacco Settlement
                            Asset-Backed Bonds (Series
                            2003A-3), 7.875%, 6/1/2042                    BBB / Baa3            4,344,080
       2,825,000            Golden State Tobacco Securitization
                            Corp., CA, Tobacco Settlement
                            Asset-Backed Revenue Bonds (Series
                            2003A-1), 6.75% (Original Issue
                            Yield: 7.00%), 6/1/2039                       BBB / Baa3            2,825,904
       750,000              Golden State Tobacco Securitization
                            Corp., CA, Tobacco Settlement
                            Revenue Bonds (Series 2003A-2),
                            7.90%, 6/1/2042                               BBB / Baa3            815,722
       1,000,000            Los Angeles, CA Regional Airport
                            Improvement Corp., Facilities
                            Sublease Refunding Revenue Bonds
                            (Series 2002B), 7.50% (American
                            Airlines, Inc.)/
                            (Original Issue Yield: 7.929%),
                            12/1/2024                                     B- / Caa2             972,320
       1,000,000            Los Angeles, CA Regional Airport
                            Improvement Corp., Lease Revenue
                            Bonds, (Series C), 7.50% (American
                            Airlines, Inc.)/(Original Issue
                            Yield: 7.929%), 12/1/2024                     B- / Caa2             972,320
       350,000              San Bernardino County, CA, Housing
                            Authority, Subordinated Revenue
                            Bonds, 7.25% (Glen Aire Park &
                            Pacific Palms), 4/15/2042                     NR                    324,509
       1,000,000            Western Hills Water District, CA,
                            Special Tax Revenue Bonds, 6.875%
                            (Diablo Grande Community Facilities
                            No. 1)/(Original Issue Yield:
                            6.954%), 9/1/2031                             NR                    1,025,420
                            Total                                                               28,408,422
                            Colorado--4.8%
       1,500,000            Aspen Grove, CO, Business
                            Improvement District, LT GO Bonds
                            (Series 2001), 7.625%, 12/1/2025              NR                    1,567,425
       1,500,000            Colorado Educational & Cultural
                            Facilities Authority, Charter
                            School Revenue Bonds (Series 2001),
                            7.625% (Peak to Peak Charter School
                            Project)/(United States Treasury
                            PRF)/(Original Issue Yield: 8.00%),
                            8/15/2031                                     AAA / Ba2             1,873,095
       1,000,000            Colorado Educational & Cultural
                            Facilities Authority, Charter
                            School Revenue Bonds, 7.25% (Platte
                            River Academy)/(United States
                            Treasury PRF)/
                            (Original Issue Yield: 7.40%),
                            3/1/2022                                      NR / Ba2              1,154,210
       500,000              Colorado Educational & Cultural
                            Facilities Authority, Charter
                            School Revenue Bonds, 7.25% (Platte
                            River Academy)/(United States
                            Treasury PRF)/
                            (Original Issue Yield: 7.50%),
                            3/1/2032                                      NR / Ba2              582,485
       1,000,000            Colorado Educational & Cultural
                            Facilities Authority, Charter
                            School Revenue Bonds, 7.375%
                            (Frontier Academy)/(Original Issue
                            Yield: 7.50%), 6/1/2031                       NR / Ba1              1,034,310
       760,000              Colorado Educational & Cultural
                            Facilities Authority, Charter
                            School Revenue Bonds, 7.50% (Excel
                            Academy)/(Original Issue Yield:
                            7.75%), 12/1/2033                             NR                    777,685
       800,000              Colorado Educational & Cultural
                            Facilities Authority, Revenue
                            Refunding Bonds (Series A), 7.125%
                            (Denver Academy)/(Original Issue
                            Yield: 7.375%), 11/1/2028                     BB+ / NR              802,648
       670,000              Colorado HFA, SFM Revenue Bonds
                            (Series 1997C-2), 6.875%, 11/1/2028           NR / Aa2              680,050
       1,000,000            Conservatory Metropolitan District,
                            CO, LT GO Bonds, 7.55%, 12/1/2032             NR                    1,029,730
       600,000              Deer Creek Metropolitan District,
                            CO, UT GO Bonds, 7.625% (United
                            States Treasury PRF), 12/1/2019               AAA / NR              740,580
       5,000,000     2,3    Denver, CO, City & County Airport
                            Authority, RITES (Series PA-1186),
                            12.0085% (AMBAC INS), 5/15/2008               NR                    6,474,250
       500,000              Denver, CO,Health & Hospital
                            Authority, Healthcare Revenue Bonds
                            (Series 2001A), 6.00% (Original
                            Issue Yield: 6.05%), 12/1/2031                BBB / Baa3            517,450
       1,000,000            Maher Ranch, CO, Metropolitan
                            District No. 4, LT GO Bonds,
                            7.875%, 12/1/2033                             NR                    1,046,440
       1,500,000            Southlands, CO, Metropolitan
                            District No. 1, LT GO Bonds (Series
                            2004), 7.125% (Original Issue
                            Yield: 7.18%), 12/1/2034                      NR                    1,490,805
       2,000,000            Sterling Hills West Metropolitan
                            District, LT GO Bonds (Series
                            2110B), 8.00%, 12/1/2021                      NR                    2,057,380
                            Total                                                               21,828,543
                            Connecticut--0.3%
       1,000,000            Connecticut Development Authority,
                            Airport Facility Revenue Bonds,
                            7.95% (Bombardier, Inc.), 4/1/2026            NR / Ba2              1,170,370
                            District Of Columbia--3.2%
       14,000,000           District of Columbia, Revenue
                            Bonds, 5.625% (American University)/
                            (AMBAC INS)/(Original Issue Yield:
                            5.90%), 10/1/2026                             AAA / Aaa             14,788,900
                            Florida--8.0%
       2,000,000            Capital Projects Finance Authority,
                            FL, Continuing Care Retirement
                            Community Revenue Bonds, 8.00%
                            (Glenridge on Palmer
                            Ranch)/(Original Issue Yield:
                            8.125%), 6/1/2032                             NR                    2,085,020
       6,000,000     2,3     Capital Trust Agency, FL, Revenue
                            Bonds (Series 2001), 10.00%
                            (Seminole Tribe of Florida
                            Convention and Resort Hotel
                            Facilities), 10/1/2033                        NR                    7,356,120
       1,000,000     2,3     Capital Trust Agency, FL, Revenue
                            Bonds (Series 2003A), 8.95%
                            (Seminole Tribe of Florida
                            Convention and Resort Hotel
                            Facilities), 10/1/2033                        NR                    1,170,330
       1,200,000            Fishhawk Community Development
                            District II, Special Assessment
                            Revenue Bonds (Series 2004B),
                            5.125% (Original Issue Yield:
                            5.20%), 11/1/2009                             NR                    1,216,440
       5,375,000     2,3    Florida State Department of
                            Environmental Protection, RITES
                            (PA-967), 8.60164% (FSA INS),
                            7/1/2013                                      NR                    6,336,587
       1,500,000            Harbor Bay, FL Community
                            Development District, Special
                            Assessment Capital Improvement
                            Revenue Bonds (Series 2001B),
                            6.35%, 5/1/2010                               NR                    1,522,860
       1,000,000            Highlands County, FL Health
                            Facilities Authority, Hospital
                            Revenue Bonds (Series 2001A), 6.00%
                            (Adventist Health System)/(Original
                            Issue Yield: 6.026%), 11/15/2031              A / A2                1,072,230
       1,000,000            Lakes by the Bay South Community
                            Development District, FL, Special
                            Assessment Revenue Bonds (Series
                            2004A), 6.25% (Original Issue
                            Yield: 6.277%), 5/1/2034                      NR                    1,013,530
       385,000              Lee County, FL, HFA, SFM Step
                            Coupon Revenue Bonds, 6.85% (GNMA
                            Collateralized Home Mortgage
                            Program COL), 3/1/2029                        NR / Aaa              387,934
       2,000,000            Lee County, FL, IDA, Health Care
                            Facilities Revenue Bond (Series A),
                            6.75% (Cypress Cove at
                            Healthpark)/(Original Issue Yield:
                            6.98%), 10/1/2032                             NR                    2,041,180
       955,000              Mediterra North Community
                            Development District, FL, Capital
                            Improvement Revenue Bonds (Series
                            A), 6.80%, 5/1/2031                           NR                    1,012,749
       1,000,000            Miami Beach, FL, Health Facilities
                            Authority, Hospital Revenue Bonds
                            (Series 2001A), 6.70% (Mt. Sinai
                            Medical Center, FL)/(Original Issue
                            Yield: 6.80%), 11/15/2019                     BB / Ba2              1,046,450
       700,000       2,3    Miami Beach, FL, Health Facilities
                            Authority, Refunding Revenue Bonds,
                            6.75% (Mt. Sinai Medical Center,
                            FL)/(Original Issue Yield: 7.05%),
                            11/15/2029                                    BB / Ba2              737,408
       500,000              Miami, FL, Health Facilities
                            Authority, Health System Revenue
                            Bonds (Series 2003C), 5.125%
                            (Catholic Health East)/(Original
                            Issue Yield: 5.30%), 11/15/2024               A / A2                505,030
       1,000,000            Midtown Miami, FL, Community
                            Development District, Special
                            Assessment Bonds (Series 2004A),
                            6.25% (Original Issue Yield:
                            6.30%), 5/1/2037                              NR                    1,032,320
       1,460,000      2     Orange County, FL, HFA, MFH Revenue
                            Bonds (Series 1999B), 6.50% (Palm
                            West Apartments Project), 3/1/2034            NR                    1,162,802
       990,000              Orlando, FL Urban Community
                            Development District, Capital
                            Improvement Revenue Bonds (Series
                            2001A), 6.95% (Original Issue
                            Yield: 7.00%), 5/1/2033                       NR                    1,048,925
       600,000              Orlando, FL, Urban Community
                            Development District, Capital
                            Improvement Revenue Bonds, 6.25%,
                            5/1/2034                                      NR                    615,432
       1,000,000            Reunion East Community Development
                            District, FL, Special Assessment
                            Bonds (Series 2002A), 7.375%,
                            5/1/2033                                      NR                    1,070,090
       1,200,000            South Lake County, FL, Hospital
                            District, Revenue Bonds, 6.625%
                            (South Lake Hospital, Inc.),
                            10/1/2023                                     NR / Baa3             1,263,084
       2,000,000            St. Johns County, FL, IDA, Health
                            Care Revenue Bonds (Series 1999),
                            8.00% (Glenmoor at St. Johns
                            Project)/(Original Issue Yield:
                            8.10%), 1/1/2030                              NR                    2,087,400
       790,000              Verandah West, FL Community
                            Development District, Capital
                            Improvement Revenue Bonds (Series
                            2003A), 6.625% (Original Issue
                            Yield: 6.75%), 5/1/2033                       NR                    823,646
                            Total                                                               36,607,567
                            Georgia--1.5%
       2,000,000            Atlanta, GA, Tax Allocation Bonds
                            (Series 2001), 7.75% (Atlantic
                            Station Project)/(Original Issue
                            Yield: 7.90%), 12/1/2014                      NR                    2,191,160
       1,985,000            Augusta, GA ,HFA, MFH Refunding
                            Revenue Bonds, 6.55% (Forest Brook
                            Apartments), 12/1/2030                        NR                    1,939,980
       1,640,000            Forsyth County, GA, Hospital
                            Authority, Revenue Anticipation
                            Certificates (Series 1998), 6.375%
                            (Georgia Baptist Health Care
                            System)/(Escrowed In Treasuries
                            COL)/(Original Issue Yield: 6.45%),
                            10/1/2028                                     AAA / NR              2,060,037
       750,000              Fulton County, GA, Residential Care
                            Facilties, Revenue Bonds (Series
                            2004A), 6.00% (Canterbury Court),
                            2/15/2022                                     NR                    753,735
                            Total                                                               6,944,912
                            Hawaii--0.6%
       1,000,000            Hawaii State Department of Budget &
                            Finance, Special Purpose Revenue
                            Bonds (Series A), 7.00% (Kahala
                            Nui)/(Original Issue Yield: 7.00%),
                            11/15/2012                                    NR                    1,040,210
       1,000,000            Hawaii State Department of Budget &
                            Finance, Special Purpose Revenue
                            Bonds (Series A), 8.00% (Kahala
                            Nui)/(Original Issue Yield:
                            8.175%), 11/15/2033                           NR                    1,062,060
       470,000              Hawaii State Department of
                            Transportation, Special Facility
                            Refunding Revenue Bonds (Series
                            2000), 7.00% (Continental Airlines,
                            Inc.)/(Original Issue Yield:
                            7.20%), 6/1/2020                              B / Caa2              401,446
                            Total                                                               2,503,716
                            Idaho--0.5%
       2,000,000            Idaho Health Facilities Authority,
                            Refunding Revenue Bonds (Series
                            1999A), 7.875% (Valley Vista Care
                            Corp. Obligated Group)/(Original
                            Issue Yield: 8.10%), 11/15/2029               NR                    1,951,980
       320,000              Idaho Housing Agency, SFM Revenue
                            Bonds (Series F-2), 7.80% (FHA
                            GTD), 1/1/2023                                AA / NR               320,589
                            Total                                                               2,272,569
                            Illinois--0.0%
       115,000              Chicago, IL SFM, Collateralized SFM
                            Revenue Bonds (Series A), 7.25%
                            (GNMA COL), 9/1/2028                          NR / Aaa              116,195
                            Indiana--1.9%
       1,000,000            Goshen, IN, Revenue Bonds (Series
                            1998), 5.75% (Greencroft Obligated
                            Group)/(Original Issue Yield:
                            5.87%), 8/15/2028                             NR                    964,820
       3,000,000            Indiana Health Facility Financing
                            Authority, Hospital Revenue Bonds
                            (Series 2001A), 6.375% (Community
                            Foundation of Northwest
                            Indiana)/(Original Issue Yield:
                            6.68%), 8/1/2031                              BBB- / NR             3,072,660
       2,000,000            Indiana Health Facility Financing
                            Authority, Revenue Refunding Bonds
                            (Series 1998), 5.625% (Greenwood
                            Village South Project)/(Original
                            Issue Yield: 5.802%), 5/15/2028               NR                    1,756,600
       2,000,000            Indianapolis, IN Airport Authority,
                            Special Facilities Revenue
                            Refunding Bonds (Series 2004A),
                            5.10% (FedEx Corp.), 1/15/2017                BBB / Baa2            2,077,500
       1,000,000            South Bend, IN, Economic
                            Development Revenue Bonds (Series
                            1999A), 6.25% (Southfield
                            Village)/(Original Issue Yield:
                            6.375%), 11/15/2029                           NR                    916,660
                            Total                                                               8,788,240
                            Iowa--0.4%
       1,785,000            Wapello County, IA, Revenue Bonds,
                            6.25% (Ottumwa Regional Health
                            Center)/(Original Issue Yield:
                            6.40%), 10/1/2022                             BBB / NR              1,885,995
                            Kansas--0.8%
       50,000               Manhattan, KS IDRB, Industrial
                            Revenue Bonds (Series 1999), 6.25%
                            (Farrar Corporation Project),
                            8/1/2006                                      NR                    49,572
       1,625,000            Manhattan, KS IDRB, Industrial
                            Revenue Bonds (Series 1999), 7.00%
                            (Farrar Corporation Project),
                            8/1/2014                                      NR                    1,590,388
       1,000,000            Olathe, KS, Senior Living Facility
                            Revenue Bonds (Series 2000A), 8.00%
                            (Aberdeen Village, Inc.)/(Original
                            Issue Yield: 8.25%), 5/15/2030                NR                    1,087,840
       685,000              Sedgwick & Shawnee Counties, KS,
                            SFM Revenue Bonds (Series 1997A-1),
                            6.95% (GNMA Collateralized Home
                            Mortgage Program COL), 6/1/2029               NR / Aaa              697,912
                            Total                                                               3,425,712
                            Kentucky--1.3%
       2,500,000            Kenton County, KY Airport Board,
                            Special Facilities Revenue Bonds
                            (Series A), 7.50% (Delta Air Lines,
                            Inc.)/(Original Issue Yield:
                            7.60%), 2/1/2020                              CC / Ca               2,020,875
       2,000,000            Kentucky Economic Development
                            Finance Authority, Hospital System
                            Refunding Revenue Bonds, 5.875%
                            (Appalachian Regional Health
                            Center)/(Original Issue Yield:
                            5.92%), 10/1/2022                             BB- / NR              1,877,560
       2,000,000            Kentucky Economic Development
                            Finance Authority, Revenue Bonds
                            (Series 2000A), 6.625% (Norton
                            Healthcare, Inc.)/(Original Issue
                            Yield: 6.97%), 10/1/2028                      NR                    2,143,700
                            Total                                                               6,042,135
                            Louisiana--4.0%
       1,000,000            De Soto Parish, LA Environmental
                            Improvement Authority, Revenue
                            Bonds, (Series A), 5.00%
                            (International Paper Co.), 11/1/2018          BBB / Baa2            991,060
       2,000,000            Louisiana Local Government
                            Environmental Facilities Community
                            Development Authority, Housing Bond
                            Anticipation Notes, 6.25% (Kingston
                            Point), 7/1/2005                              NR                    1,999,900
       1,980,000     2,3    Louisiana Public Facilities
                            Authority Hospital Revenue, Revenue
                            Bonds, 8.625% (Lake Charles
                            Memorial Hospital)/(Original Issue
                            Yield: 8.75%), 12/1/2030                      NR                    1,602,256
       5,645,000            St. Charles Parish, LA, PCR Bonds,
                            7.50% (Entergy Louisiana,
                            Inc.)/(Original Issue Yield:
                            7.542%), 6/1/2021                             A- / Baa1             5,774,835
       3,650,000            St. Charles Parish, LA, Solid Waste
                            Disposal Revenue Bonds (Series A),
                            7.00% (Entergy Louisiana,
                            Inc.)/(Original Issue Yield:
                            7.04%), 12/1/2022                             A- / Baa1             3,664,928
       2,000,000            St. James Parish, LA, Solid Waste
                            Disposal Revenue Bonds, 7.70% (IMC
                            Phosphates Co.)/(Original Issue
                            Yield: 7.75%), 10/1/2022                      NR                    2,003,220
       2,000,000            West Feliciana Parish, LA, PCR
                            Refunding Bonds (Series 1999B),
                            6.60% (Entergy Gulf States, Inc.),
                            9/1/2028                                      BB+ / Ba1             2,036,260
                            Total                                                               18,072,459
                            Maine--0.5%
       1,000,000            Maine Health & Higher Educational
                            Facilities Authority, Health
                            Facilities Revenue Bond, (Series
                            A), 7.50% (Piper Shores)/(United
                            States Treasury PRF), 1/1/2019                NR                    1,162,400
       1,000,000            Maine Health & Higher Educational
                            Facilities Authority, Health
                            Facilities Revenue Bonds, (Series
                            A), 7.55% (Piper Shores)/(United
                            States Treasury PRF), 1/1/2029                NR                    1,164,300
                            Total                                                               2,326,700
                            Maryland--0.5%
       2,000,000            Maryland State Economic Development
                            Corp., Senior Lien Revenue Bonds
                            (Series 1999B), 7.75% (Chesapeake
                            Bay Conference Center Project),
                            12/1/2031                                     NR                    2,080,420
                            Massachusetts--3.0%
       2,000,000            Massachusetts HEFA, Revenue Bonds
                            (Series 2004A), 6.375% (Northern
                            Berkshire Health System )/(Original
                            Issue Yield: 6.60%), 7/1/2034                 BB / NR               1,957,680
       2,000,000            Massachusetts HEFA, Revenue Bonds
                            (Series 1999A), 5.75% (Caritas
                            Christi Obligated Group)/(Original
                            Issue Yield: 5.80%), 7/1/2028                 BBB / Baa3            2,004,960
       2,000,000            Massachusetts HEFA, Revenue Bonds
                            (Series 2002B), 9.20% (Civic
                            Investments), 12/15/2031                      NR                    2,303,360
       1,000,000            Massachusetts HEFA, Revenue Bonds
                            (Series 2003E), 6.75% (Jordan
                            Hospital )/(Original Issue Yield:
                            7.00%), 10/1/2033                             BBB- / NR             1,050,400
       1,305,000     2,3    Massachusetts Water Resources
                            Authority, RITES (PA-999-R-A),
                            9.09825%, 8/1/2014                            NR                    1,623,250
       500,000       2,3    Massachusetts Water Resources
                            Authority, RITES (PA 999-R-B),
                            9.09825%, 8/1/2015                            NR                    613,875
       1,715,000     2,3    Massachusetts Water Resources
                            Authority, RITES (Series 999-R-C),
                            9.09825%, 8/1/2019                            NR                    2,065,083
       1,805,000     2,3    Massachusetts Water Resources
                            Authority, RITES (Series 999-R-D),
                            9.09825%, 8/1/2020                            NR                    2,173,473
                            Total                                                               13,792,081
                            Michigan--0.4%
       1,000,000            Delta County, MI Economic
                            Development Corp., Environmental
                            Improvement Refunding Revenue Bonds
                            (Series 2002B), 6.45% (MeadWestvaco
                            Corp.), 4/15/2023                             BBB / Baa2            1,055,330
       550,000              Gaylord, MI Hospital Finance
                            Authority, Hospital Revenue
                            Refunding Bonds (Series 2004),
                            6.50% (Otsego Memorial Hospital
                            Obligated Group)/(Original Issue
                            Yield: 6.70%), 1/1/2037                       NR                    534,743
                            Total                                                               1,590,073
                            Minnesota--4.4%
       4,000,000            Becker, MN, PCR Bonds (Series
                            2000-A), 8.50% (Northern States
                            Power Co., MN), 4/1/2030                      A- / A2               4,627,320
       5,000                Dakota County, MN Housing &
                            Redevelopment Authority, SFM
                            Revenue Bonds, 7.20% (GNMA GTD),
                            12/1/2009                                     AAA / NR              5,022
       3,000,000            Duluth, MN, EDA, Health Care
                            Facilities Revenue Bonds (Series
                            2004), 5.25% (Benedictine Health
                            System-St. Mary's Duluth Clinic
                            Health System Obligated Group),
                            2/15/2028                                     A- / NR               3,015,840
       2,000,000            Minneapolis, MN, Health Care
                            System, Revenue Bonds (Series
                            2002A), 5.75% (Allina Health
                            System, MN), 11/15/2014                       NR / A3               2,179,600
       500,000              Ramsey, MN, Lease Revenue Bonds
                            (Series 2004A), 6.75% (Pact Charter
                            School), 12/1/2033                            NR                    505,375
       5,280,000            St. Paul, MN, Housing &
                            Redevelopment Authority, Hospital
                            Revenue Refunding Bonds (Series A),
                            6.625% (Healtheast, MN)/(Original
                            Issue Yield: 6.687%), 11/1/2017               BB / Ba2              5,326,939
       1,000,000            St. Paul, MN, Housing &
                            Redevelopment Authority, Refunding
                            Revenue Bonds (Series 2003A), 7.00%
                            (Achieve Language Academy ),
                            12/1/2032                                     NR                    1,025,800
       2,000,000            St. Paul, MN, Housing &
                            Redevelopment Authority, Revenue
                            Bonds (Series 2002B), 7.00% (Upper
                            Landing Project)/(Original Issue
                            Yield: 7.05%), 3/1/2029                       NR                    1,984,720
       1,500,000            St. Paul, MN, Port Authority, Hotel
                            Facility Revenue Bonds (Series 2),
                            7.375% (Radisson Kellogg
                            Project)/(Original Issue Yield:
                            7.50%), 8/1/2029                              NR                    1,563,765
                            Total                                                               20,234,381
                            Mississippi--0.6%
       2,500,000            Mississippi Business Finance Corp.,
                            PCR Bonds, 5.875% (System Energy
                            Resources, Inc.)/(Original Issue
                            Yield: 5.934%), 4/1/2022                      BBB / Ba1             2,505,925
                            Missouri--0.8%
       2,445,000      2     Kansas City, MO, IDA, MFH Revenue
                            Bonds, 6.90% (Woodbridge Apartments
                            Project), 8/1/2030                            NR                    2,245,464
       1,000,000            St. Joseph, MO, IDA, Healthcare
                            Revenue Bonds, 7.00% (Living
                            Community St. Joseph Project),
                            8/15/2032                                     NR                    1,043,790
       500,000              West Plains, MO, IDA, Hospital
                            Revenue Bonds, 6.75% (Ozarks
                            Medical Center)/(Original Issue
                            Yield: 6.78%), 11/15/2024                     BB+ / NR              514,485
                            Total                                                               3,803,739
                            Multi State--2.1%
       9,015,000     2,3    Merrill Lynch Puttable FLOATs/RITES
                            Trust, Tax Exempt Receipts (Series
                            PPT-33), 11.991%, 1/1/2032                    NR                    9,773,161
                            Nevada--1.0%
       1,000,000            Clark County, NV, Improvement
                            District, Limited Obligation
                            Improvement Bonds (Series 2003),
                            6.375% (Special Improvement
                            District No. 142 (Mountain's
                            Edge))/(Original Issue Yield:
                            6.40%), 8/1/2023                              NR                    1,030,400
       985,000              Clark County, NV, Improvement
                            District, Local Improvement Bonds
                            (Series 2001), 6.875% (Special
                            Improvement District No. 132
                            (Summerlin South Area))/(Original
                            Issue Yield: 6.92%), 2/1/2021                 NR                    1,015,565
       1,800,000            Director of the State of Nevada
                            Department of Business and
                            Industry, 2nd Tier Revenue Bonds
                            (Series 2000), 7.375% (Las Vegas
                            Monorail Project)/
                            (Original Issue Yield: 7.75%),
                            1/1/2040                                      NR                    1,835,442
       500,000              Las Vegas, NV, Special Improvement
                            District No. 607, Local Improvement
                            Special Assessment Bonds (Series
                            2004), 6.00%, 6/1/2019                        NR                    515,855
                            Total                                                               4,397,262
                            New Jersey--4.5%
       4,465,000     2,3    New Jersey EDA, RITES (PA-1203),
                            8.5918% (FGIC INS), 6/15/2011                 NR                    5,319,914
       2,000,000            New Jersey EDA, Retirement
                            Community Revenue Bonds (Series
                            2001A), 7.25% (Cedar Crest Village,
                            Inc.)/(Original Issue Yield:
                            7.625%), 11/15/2031                           NR                    2,043,460
       1,250,000            New Jersey EDA, Retirement
                            Community Revenue Bonds (Series A),
                            8.25% (Seabrook Village)/(Original
                            Issue Yield: 8.50%), 11/15/2030               NR                    1,348,775
       1,550,000            New Jersey EDA, Revenue Bonds
                            (Series 1997A), 5.875% (Host
                            Marriott Corp.), 12/1/2027                    NR                    1,417,956
       3,000,000            New Jersey EDA, Revenue Bonds,
                            (Series 2004), 5.50% (NJ Dedicated
                            Cigarette Excise Tax), 6/15/2016              BBB / Baa2            3,210,480
       1,000,000            New Jersey EDA, Revenue Bonds,
                            (Series 2004), 5.75% (NJ Dedicated
                            Cigarette Excise Tax)/(Original
                            Issue Yield: 5.93%), 6/15/2034                BBB / Baa2            1,021,540
       1,000,000            New Jersey EDA, Special Facilities
                            Revenue Bonds (Series 2000), 7.20%
                            (Continental Airlines,
                            Inc.)/(Original Issue Yield:
                            7.25%), 11/15/2030                            B / Caa2              838,890
       400,000              New Jersey Health Care Facilities
                            Financing Authority, Revenue Bonds,
                            6.50% (Pascack Valley Hospital
                            Association)/(Original Issue Yield:
                            6.72%), 7/1/2023                              B+ / NR               381,744
       2,000,000            New Jersey Health Care Facilities
                            Financing Authority, Revenue Bonds,
                            6.625% (Palisades Medical
                            Center)/(Original Issue Yield:                BBB- /
                            6.67%), 7/1/2031                              Baa3                  2,142,800
       3,000,000            Tobacco Settlement Financing Corp.,
                            NJ, Revenue Bonds, 6.75% (Original
                            Issue Yield: 7.05%), 6/1/2039                 BBB / Baa3            2,997,990
                            Total                                                               20,723,549
                            New Mexico--1.9%
       850,000              Bernalillo County, NM Multifamily,
                            Refunding Housing Revenue Bonds
                            (Series 2001C), 7.50% (Valencia
                            Retirement)/(SunAmerica, Inc. GTD),
                            12/1/2021                                     NR                    884,238
       2,535,000            Dona Ana County, NM, MFH Revenue
                            Bonds (Series 2001A), 7.00%
                            (Montana Meadows Apartments),
                            12/1/2030                                     NR                    2,442,675
       2,000,000            Farmington, NM, PCR Refunding Bonds
                            (Series 1997), 6.375% (Public
                            Service Co., NM), 4/1/2022                    BBB / Baa2            2,129,460
       2,000,000            Farmington, NM, Refunding Revenue
                            Bonds (Series 2002A), 6.375% TOBs
                            (El Paso Electric Co.), Mandatory             BBB- /
                            Tender 8/1/2005                               Baa3                  2,041,080
       1,000,000     2,3    Sandoval County, NM, Revenue Bonds,
                            7.75% (Santa Ana Pueblo Project),
                            7/1/2015                                      NR                    1,027,220
                            Total                                                               8,524,673
                            New York--7.2%
       2,500,000            Brookhaven, NY, IDA, Senior
                            Residential Housing Revenue Bonds,
                            6.25% (Woodcrest Estates), 12/1/2023          NR                    2,476,700
       115,000              Dutchess County, NY, IDA, Civic
                            Facility Revenue Bonds (Series
                            2004B), 7.50% (St. Francis Hospital
                            and Health Centers), 3/1/2029                 NR                    113,576
       1,000,000            Dutchess County, NY, IDA, Refunding
                            Revenue Bonds (Series 2004A), 7.50%
                            (St. Francis Hospital and Health
                            Centers), 3/1/2029                            NR                    987,620
       5,000,000     2,3    Metropolitan Transportation
                            Authority, NY, RITES (PA-1042R),
                            9.08197% (MBIA Insurance Corp.
                            INS), 1/1/2010                                NR                    6,037,400
       570,000              Nassau County, NY, IDA, Civic
                            Facility Refunding Revenue Bonds
                            (Series 2001B) , 5.875% (North
                            Shore-Long Island Jewish Obligated
                            Group)/(Original Issue Yield:
                            5.92%), 11/1/2011                             NR / A3               625,073
       1,500,000            New York City, NY, IDA, Special
                            Facility Revenue Bonds (Series
                            2002), 7.625% (British
                            Airways)/(Original Issue Yield:
                            7.976%), 12/1/2032                            BB+ / Ba2             1,491,750
       2,000,000            New York City, NY, GO Bonds (Series
                            2002B), 5.375% (Original Issue
                            Yield: 5.48%), 12/1/2020                      A / A2                2,118,280
       2,800,000     2,3    New York City, NY, RITES (PA-1075),
                            11.15615%, 6/1/2018                           A / NR                3,392,760
       5,000,000            New York City, NY, UT GO Bonds
                            (Fiscal 2004 Series A), 5.50%,
                            8/1/2022                                      A / A2                5,394,400
       1,000,000            New York City, NY, UT GO Bonds
                            (Series 2004I), 5.00%, 8/1/2022               A / A2                1,030,480
       1,500,000            New York State Dormitory Authority,
                            Revenue Bonds (Series 2000C), 6.00%
                            (Mt. Sinai NYU Health Obligated
                            Group), 7/1/2026                              BB / Ba1              1,502,730
       5,250,000     2,3    Tobacco Settlement Financing Corp.,
                            NY, RITES (PA-1230), 8.67082% (New
                            York State), 6/1/2016                         AA- / NR              6,285,773
       1,500,000            Triborough Bridge & Tunnel
                            Authority, NY, General Purpose
                            Revenue Refunding Bonds (Series
                            2002B), 5.00%, 11/15/2022                     AA- / Aa3             1,561,380
                            Total                                                               33,017,922
                            North Carolina--0.8%
       500,000              North Carolina Medical Care
                            Commission, Health Care Facilities
                            First Mortgage Revenue Bonds,
                            6.375% (Arbor Acres
                            Community)/(Original Issue Yield:
                            6.55%), 3/1/2032                              NR                    515,385
       1,940,000            North Carolina Medical Care
                            Commission, Health Care Facilities
                            First Mortgage Revenue Bonds,
                            7.625% (Depaul Community
                            Facilities)/(Original Issue Yield:
                            7.625%), 11/1/2029                            NR                    1,999,228
       1,200,000            North Carolina Medical Care
                            Commission, Health Care Housing
                            Revenue Bonds (Series 2004A), 5.80%
                            (Arc of North Carolina Projects),
                            10/1/2034                                     NR / Baa1             1,189,464
                            Total                                                               3,704,077
                            Ohio--2.3%
       1,500,000            Cleveland-Cuyahoga County, OH, Port
                            Authority, Special Assessment
                            Tax-Increment Revenue Bonds, 7.35%
                            (University Heights, OH Public
                            Parking Garage), 12/1/2031                    NR                    1,584,300
       500,000              Franklin County, OH, Health Care
                            Facilities, Revenue Bonds (Series
                            2001A), 7.125% (Ohio Presbyterian
                            Retirement Services)/(Original
                            Issue Yield: 7.35%), 7/1/2029                 BBB / NR              543,840
       2,500,000     2,3    Lorain County, OH, RITES
                            (PA-894R-A), 9.33197% (Catholic
                            Healthcare Partners), 10/1/2012               NR                    3,027,550
       2,500,000     2,3    Lorain County, OH, RITES
                            (PA-894R-B), 9.33197% (Catholic
                            Healthcare Partners), 10/1/2013               NR                    2,988,175
       1,500,000            Ohio State Air Quality Development
                            Authority, PCR Refunding Revenue
                            Bonds (Series 1997A), 6.10%
                            (Cleveland Electric Illuminating              BBB- /
                            Co.), 8/1/2020                                Baa2                  1,512,615
       450,000       2,3    Port of Greater Cincinnati, OH,
                            Development Authority, Special
                            Assessment Revenue Bonds, 6.40%
                            (Cincinnati Mills), 2/15/2034                 NR                    454,640
       375,000              Toledo-Lucas County, OH, Port
                            Authority, Revenue Bonds (Series
                            2004C), 6.375% (Northwest Ohio Bond
                            Fund), 11/15/2032                             NR                    388,256
                            Total                                                               10,499,376
                            Oklahoma--1.0%
       4,585,000            Jackson County, OK, Hospital
                            Authority, Hospital Revenue
                            Refunding Bonds, 7.30% (Jackson
                            County Memorial Hospital,
                            OK)/(Original Issue Yield: 7.40%),
                            8/1/2015                                      BB / NR               4,646,622
                            Oregon--1.5%
       2,960,000     2,3    Multnomah County, OR ,Hospital
                            Facilities Authority, RITES
                            (PA-1267A), 8.5623% (Providence
                            Health System), 4/1/2012                      NR                    3,397,074
       2,040,000     2,3    Multnomah County, OR, Hospital
                            Facilities Authority, RITES
                            (PA-1267B), 9.0623% (Providence
                            Health System), 4/1/2012                      NR                    2,415,380
       1,000,000            Yamhill County, OR, Hospital
                            Authority, Revenue Bonds, 7.00%
                            (Friendsview Retirement
                            Community)/(Original Issue Yield:
                            7.125%), 12/1/2034                            NR                    994,530
                            Total                                                               6,806,984
                            Pennsylvania--6.1%
       1,330,000            Allegheny County, PA, HDA, Health
                            Care Facilities Revenue Bonds
                            (Series 1998), 5.875% (Villa St.
                            Joseph of Baden, Inc.)/(Original
                            Issue Yield: 6.02%), 8/15/2018                NR                    1,265,588
       4,500,000            Allegheny County, PA, HDA, Health
                            System Revenue Bonds (Series
                            2000B), 9.25% (West Penn Allegheny
                            Health System)/(Original Issue
                            Yield: 9.70%), 11/15/2030                     B / B1                5,215,455
       620,000              Allegheny County, PA,  HDA, Revenue
                            Bonds, (Series A), 8.75% (Covenant
                            at South Hills)/(Original Issue
                            Yield: 8.80%), 2/1/2031                       NR                    467,468
       2,000,000     2,3     Allegheny County, PA,  IDA, Cargo
                            Facilities Lease Revenue Bonds
                            (Series 1999), 6.625% (AFCO Cargo
                            PIT LLC Project)/(Original Issue
                            Yield: 6.75%), 9/1/2024                       NR                    1,856,680
       1,400,000            Allegheny County, PA,  IDA, Lease
                            Revenue Bonds (Series 2001), 6.60%
                            (Residential Resources Inc.
                            Project)/(Original Issue Yield:
                            6.75%), 9/1/2031                              NR                    1,468,852
       1,000,000            Bucks County, PA, IDA, First
                            Mortgage Health Care Facilities
                            Revenue Bonds (Series 1999), 6.30%
                            (Chandler Hall Health Services
                            Obligated Group)/(Original Issue
                            Yield: 6.40%), 5/1/2029                       NR                    932,790
       1,500,000            Chartiers Valley, PA, Industrial &
                            Commercial Development Authority,
                            First Mortgage Revenue Refunding
                            Bonds (Series 1999), 6.375% (Asbury
                            Health Center)/(Original Issue
                            Yield: 6.52%), 12/1/2024                      NR                    1,500,495
       2,000,000            Commonwealth of Pennsylvania, UT GO
                            Bonds (Second Series 2001), 5.00%,
                            9/15/2018                                     AA / Aa2              2,121,440
       2,000,000            Cumberland County, PA, Municipal
                            Authority, Retirement Community
                            Revenue Bonds (Series 2002A), 7.25%
                            (Wesley Affiliated Services, Inc.
                            Obligated Group)/(Original Issue
                            Yield: 7.50%), 1/1/2035                       NR                    2,079,440
       1,000,000            Lancaster, PA, IDA, Revenue Bonds
                            (Series 2000A), 7.625% (Garden Spot
                            Villiage Project)/(Original Issue
                            Yield: 7.84%), 5/1/2031                       NR                    1,047,490
       1,000,000            Lawrence County, PA IDA, Senior
                            Health and Housing Facilities
                            Revenue Bonds, 7.50% (Shenango
                            Presbyterian SeniorCare Obligated
                            Group)/(Original Issue Yield:
                            7.75%), 11/15/2031                            NR                    1,000,210
       2,000,000            Montgomery County, PA, Higher
                            Education & Health Authority
                            Hospital, Revenue Bonds, 7.375%
                            (Philadelphia Geriatric
                            Center)/(Original Issue Yield:
                            7.50%), 12/1/2030                             NR                    2,104,200
       500,000              Pennsylvania EDFA, Exempt
                            Facilities Revenue Bonds (Series
                            1997B), 6.125% (National Gypsum
                            Co.), 11/1/2027                               NR                    516,735
       2,000,000            Pennsylvania EDFA, Exempt
                            Facilities Revenue Bonds, 6.25%
                            (National Gypsum Co.), 11/1/2027              NR                    2,084,040
       1,500,000            Pennsylvania EDFA, Resource
                            Recovery Revenue Bonds (Series A),
                            6.40% (Northampton Generating),
                            1/1/2009                                      BBB- / NR             1,526,220
       960,000        4     Pennsylvania State Higher Education
                            Facilities Authority, Revenue Bonds
                            (Series 1996), 7.15% (Thiel
                            College)/(United States Treasury
                            PRF), 5/15/2015                               NR                    1,043,280
       1,500,000            Scranton, PA, UT GO Bonds (Series
                            2001C), 7.10% (United States
                            Treasury PRF)/(Original Issue
                            Yield: 7.35%), 9/1/2031                       NR                    1,811,625
                            Total                                                               28,042,008
                            Puerto Rico--0.6%
       1,000,000     2,3    Puerto Rico Highway and
                            Transportation Authority, RITES
                            (Series PA 331A), 9.0623% (AMBAC
                            INS), 1/1/2010                                NR                    1,288,790
       1,000,000     2,3    Puerto Rico Highway and
                            Transportation Authority, RITES
                            (Series PA 331B), 9.0623% (AMBAC
                            INS), 1/1/2011                                NR                    1,297,820
                            Total                                                               2,586,610
                            Rhode Island--0.2%
       1,000,000            Rhode Island State Health and
                            Educational Building Corp.,
                            Hospital Financing Revenue Bonds
                            (Series 2002), 6.50% (Lifespan
                            Obligated Group)/(Original Issue
                            Yield: 6.70%), 8/15/2032                      BBB / Baa2            1,061,780
                            South Carolina--1.4%
       6,000,000            Connector 2000 Association, Inc.,
                            SC, Capital Appreciation Senior
                            Revenue Bonds (Series 1998B)
                            (Original Issue Yield: 5.80%),
                            1/1/2025                                      B- / NR               1,005,840
       15,550,000           Connector 2000 Association, Inc.,
                            SC, Toll Road Capital Appreciation
                            Revenue Bonds (Series 1998A)
                            (Original Issue Yield: 5.85%),
                            1/1/2034                                      B- / NR               1,190,819
       1,500,000            South Carolina Jobs-EDA, First
                            Mortgage Health Facilities Revenue
                            Refunding Bonds (Series 1998),
                            5.70% (The Lutheran Homes of South
                            Carolina, Inc.)/(Original Issue
                            Yield: 5.80%), 5/1/2026                       NR                    1,288,095
       1,500,000            South Carolina Jobs-EDA, Hospital
                            Facilities Improvement Revenue
                            Bonds, (Series 2000A), 7.375%
                            (Palmetto Health Alliance)/(United
                            States Treasury PRF)/(Original
                            Issue Yield: 7.55%), 12/15/2021               BBB / Baa2            1,845,300
       1,000,000            Tobacco Settlement Revenue
                            Management Authority, SC, Tobacco
                            Settlement Asset-Backed Bonds
                            (Series 2001B), 6.375% (Original
                            Issue Yield: 6.532%), 5/15/2028               BBB / Baa3            962,930
                            Total                                                               6,292,984
                            South Dakota--0.4%
       2,000,000            Minnehaha County, SD, Health
                            Facilities, Revenue Bonds (Series
                            2002A), 7.00% (Bethany Lutheran
                            Home)/(Original Issue Yield:
                            7.198%), 12/1/2035                            NR                    1,958,400
                            Tennessee--3.2%
       3,000,000            Elizabethton, TN, Health &
                            Educational Facilities Board, First
                            Mortgage Hospital Revenue Refunding
                            & Improvement Bonds (Series 2000B),
                            8.00% (Mountain States Health
                            Alliance), 7/1/2033                           NR / Baa2             3,553,620
       1,000,000            Johnson City, TN, Health &
                            Education Facilities Board,
                            Retirement Facility Revenue Bonds
                            (Series 2004A), 6.25% (Appalachian
                            Christian Village)/
                            (Original Issue Yield: 6.43%),
                            2/15/2032                                     NR                    985,730
       1,000,000            Knox County, TN, Health Education &
                            Housing Facilities Board, Revenue
                            Bonds, 6.375% (Baptist Health
                            System of East Tennessee)/(Original
                            Issue Yield: 6.50%), 4/15/2022                NR / Baa3             1,006,800
       2,300,000            Springfield, TN, Health &
                            Educational Facilities Board,
                            Hospital Revenue Bonds, 8.25%
                            (NorthCrest Medical Center)/(United
                            States Treasury PRF)/
                            (Original Issue Yield: 8.50%),
                            4/1/2012                                      NR / #Aaa             2,471,810
       5,000,000            Springfield, TN, Health &
                            Educational Facilities Board,
                            Hospital Revenue Bonds, 8.50%
                            (NorthCrest Medical Center)/(United
                            States Treasury PRF)/
                            (Original Issue Yield: 8.875%),
                            4/1/2024                                      NR / #Aaa             5,506,200
       1,000,000            Sullivan County, TN, Health
                            Educational & Housing Facilities
                            Board, Hospital Revenue Bonds,
                            6.25% (Wellmont Health
                            System)/(Original Issue Yield:
                            6.45%), 9/1/2022                              BBB+ / NR             1,050,380
                            Total                                                               14,574,540
                            Texas--6.5%
       2,000,000            ABIA Development Corp., TX, Airport
                            Facilities Revenue Bonds (Series
                            1999), 7.25% (Aero Austin
                            LP)/(Original Issue Yield: 7.50%),
                            1/1/2025                                      NR                    1,932,280
       800,000              Abilene, TX, Health Facilities
                            Development Corp., Retirement
                            Facilities Revenue Bonds (Series
                            2003A), 7.00% (Sears Methodist
                            Retirement )/(Original Issue Yield:
                            7.25%), 11/15/2033                            NR                    824,816
       1,000,000            Austin, TX, Convention Center
                            Enterprises, Inc., First Tier Hotel
                            Revenue Bonds (Series 2001A), 6.70%
                            (Original Issue Yield: 6.75%),                BBB- /
                            1/1/2032                                      Baa3                  1,056,110
       1,000,000            Brazos River Authority, TX, PCR
                            Refunding Bonds (Series 2003A),
                            6.75% TOBs (TXU Energy), Mandatory
                            Tender 4/1/2013                               BBB / Baa2            1,146,280
       715,000              Brazos River Authority, TX, PCR
                            Refunding Bonds (Series 2003C),
                            6.75% (TXU Energy)/(Original Issue
                            Yield: 6.77%), 10/1/2038                      BBB / Baa2            775,232
       1,000,000            Brazos River Authority, TX, PCR
                            Refunding Bonds, 7.70% (TXU
                            Energy), 4/1/2033                             BBB / Baa2            1,182,360
       2,380,000            Brazos River Authority, TX,
                            Refunding PCR Bonds (Series 2001C),
                            5.75% TOBs (TXU Energy), Mandatory
                            Tender 11/1/2011                              BBB / Baa2            2,573,327
       1,000,000            Brazos River Authority, TX, Revenue
                            Refunding Bonds (Series 1999C),
                            7.75% (Centerpoint Energy Houston
                            Electric), 12/1/2018                          BBB- / Ba2            1,097,210
       2,000,000            Dallas-Fort Worth, TX,
                            International Airport Facility
                            Improvement Corp., Revenue Bonds,
                            7.625% (Delta Air Lines,
                            Inc.)/(Original Issue Yield:
                            7.65%), 11/1/2021                             CC / Ca               900,000
       4,000,000            Decatur, TX, Hospital Authority,
                            Hospital Revenue Bonds (Series
                            2004A), 7.125% (Wise Regional
                            Health System), 9/1/2034                      NR                    4,054,320
       1,500,000            El Paso, TX, HFDC, Senior Care
                            Facilities Revenue Bonds, 7.75%
                            (Bienvivir Senior Health Services),
                            8/15/2031                                     NR                    1,619,955
       500,000              Gulf Coast, TX, Waste Disposal
                            Authority, Waste Disposal Revenue
                            Bonds (Series 2001), 6.65% (Valero
                            Energy Corp.), 4/1/2032                       BBB / Baa3            530,410
       1,000,000            Houston, TX, Airport System,
                            Special Facilities Revenue Bonds
                            (Series 2001), 7.00% (Continental
                            Airlines, Inc.), 7/1/2029                     B- / Caa2             834,240
       1,000,000            Houston, TX, HFDC, Retirement
                            Facilities Revenue Bonds (Series
                            2004A), 7.125% (Buckingham Senior
                            Living Community)/(Original Issue
                            Yield: 7.20%), 2/15/2034                      NR                    1,048,920
       1,000,000            Mesquite, TX, Health Facilities
                            Development Corp., Retirement
                            Facility Revenue Bonds, 7.625%
                            (Christian Care Centers, Inc.-
                            Greenway Village)/(Original Issue
                            Yield: 7.75%), 2/15/2028                      BBB- / NR             1,047,650
       2,000,000            North Central Texas HFDC,
                            Retirement Facility Revenue Bonds
                            (Series 1999), 7.50% (Northwest
                            Senior Housing Corp. Edgemere
                            Project)/(Original Issue Yield:
                            7.75%), 11/15/2029                            NR                    2,125,960
       250,000              Port of Corpus Christi, TX, IDC,
                            Revenue Refunding Bonds (Series C),
                            5.40% (Valero Energy Corp.),
                            4/1/2018                                      BBB / Baa3            257,030
       1,000,000            Tarrant County, TX, HFDC, Revenue
                            Bonds (Series 1998C), 5.75%
                            (Bethesda Living Center)/(Original
                            Issue Yield: 5.89%), 8/15/2018                NR                    965,450
       1,000,000            Tarrant County, TX, HFDC, Revenue
                            Bonds (Series 1998C), 5.75%
                            (Bethesda Living Center)/(Original
                            Issue Yield: 5.97%), 8/15/2028                NR                    888,250
       2,000,000            Tarrant County, TX, Housing Finance
                            Corp., MFH Revenue Bonds (Series
                            2002A), 6.25% (Quail Ridge
                            Apartments Project), 4/1/2007                 NR                    1,987,820
       2,000,000            Texas State Affordable Housing
                            Corp., MFH Revenue Bonds (Junior
                            Series 2002B), 8.00% (American
                            Housing Foundation)/(Original Issue
                            Yield: 8.365%), 3/1/2032                      CC / NR               1,484,140
       1,485,000            Texas State Affordable Housing
                            Corp., MFH Revenue Bonds (Series
                            2001B), 7.25% (NHT/GTEX Project),
                            10/1/2031                                     D / NR                445,500
       1,000,000            Tom Green County, TX, HFDC,
                            Hospital Revenue Bonds, 6.75%
                            (Shannon Health System)/(Original
                            Issue Yield: 6.85%), 5/15/2021                NR / Baa3             1,072,780
                            Total                                                               29,850,040
                            Virginia--2.5%
       675,000              Broad Street Community Development
                            Authority, VA, Revenue Bonds, 7.10%
                            (Original Issue Yield: 7.15%),
                            6/1/2016                                      NR                    672,118
       1,000,000            Broad Street Community Development
                            Authority, VA, Revenue Bonds, 7.50%
                            (Original Issue Yield: 7.625%),
                            6/1/2033                                      NR                    987,830
       2,000,000            Henrico County, VA, EDA,
                            Residential Care Facility Revenue
                            Refunding Bonds, 6.70% (Virginia
                            United Methodist Homes,
                            Inc.)/(Original Issue Yield:
                            6.80%), 6/1/2027                              NR                    2,086,780
       1,500,000            Peninsula Port Authority, VA,
                            Residential Care Facility Revenue
                            Bonds (Series 2003A), 7.375%
                            (Virginia Baptist Homes Obligated
                            Group)/(Original Issue Yield:
                            7.625%), 12/1/2032                            NR                    1,573,815
       7,500,000            Pocahontas Parkway Association, VA,
                            Toll Road Capital Appreciation
                            Revenue Bonds (Series B) (Original
                            Issue Yield: 5.75%), 8/15/2017                BB / Ba2              3,193,650
       16,000,000           Pocahontas Parkway Association, VA,
                            Toll Road Revenue Bonds (Series
                            1998B) (Original Issue Yield:
                            5.90%), 8/15/2029                             BB / Ba2              3,116,160
                            Total                                                               11,630,353
                            Washington--0.4%
       1,000,000            Port of Seattle, WA, IDC, Special
                            Facilities Revenue Bonds (Series
                            2001), 7.25% (Northwest Airlines,
                            Inc.)/(Original Issue Yield:
                            7.50%), 4/1/2030                              NR                    863,730
       1,000,000            Skagit County, WA, Public Hospital
                            District No. 1, Refunding Revenue
                            Boinds , 6.00% (Skagit Valley
                            Hospital)/(Original Issue Yield:
                            6.25%), 12/1/2023                             NR / Baa3             1,013,590
                            Total                                                               1,877,320
                            Wisconsin--2.6%
       1,000,000            Racine, WI Solid Waste Disposal,
                            Revenue Bonds, 3.25% TOBs (Republic
                            Services, Inc.), Mandatory Tender
                            4/1/2009                                      BBB+ / NR             979,850
       1,250,000            Wisconsin State HEFA, Revenue Bonds
                            (Series 1998), 5.70% (United
                            Lutheran Program For The Aging,
                            Inc.)/(Original Issue Yield:
                            5.778%), 3/1/2028                             NR                    1,116,513
       1,000,000            Wisconsin State HEFA, Revenue Bonds
                            (Series 2002A), 7.375% (Divine
                            Savior Healthcare), 5/1/2026                  NR                    1,043,030
       880,000              Wisconsin State HEFA, Revenue Bonds
                            (Series 2002A), 7.50% (Divine
                            Savior Healthcare), 5/1/2032                  NR                    921,606
       750,000              Wisconsin State HEFA, Revenue Bonds
                            (Series 2004A), 6.25% (Southwest
                            Health Center)/(Original Issue
                            Yield: 6.32%), 4/1/2034                       NR                    728,160
       1,000,000            Wisconsin State HEFA, Revenue Bonds
                            (Series 2004A), 6.75% (Beaver Dam
                            Community Hospitals,
                            Inc.)/(Original Issue Yield:
                            6.95%), 8/15/2034                             NR                    1,007,930
       2,000,000            Wisconsin State HEFA, Revenue Bonds
                            (Series B), 6.75% (Grant Regional
                            Health Center, Inc.)/(Original
                            Issue Yield: 6.90%), 10/1/2022                NR                    1,935,440
       1,250,000            Wisconsin State HEFA, Revenue
                            Bonds, 5.80% (Beaver Dam Community
                            Hospitals, Inc.), 8/15/2028                   NR                    1,115,925
       500,000              Wisconsin State HEFA, Revenue
                            Bonds, 6.625% (Tomah Memorial
                            Hospital, Inc.)/(Original Issue
                            Yield: 6.875%), 7/1/2028                      NR                    510,215
       1,630,000            Wisconsin State HEFA, Revenue
                            Bonds, 6.00% (Agnesian Healthcare,
                            Inc.)/
                            (Original Issue Yield: 6.15%),
                            7/1/2030                                      A- / A3               1,697,710
       1,000,000            Wisconsin State HEFA, Revenue
                            Bonds, (Series 1998), 5.75% (Attic
                            Angel Obligated Group)/(Original
                            Issue Yield: 6.00%), 11/15/2027               NR                    900,400
                            Total                                                               11,956,779
                            Wyoming--0.3%
       1,500,000            Teton County, WY Hospital District,
                            Hospital Revenue Bonds, 6.75% (St.
                            John's Medical Center)/(Original
                            Issue Yield: 7.00%), 12/1/2027                NR                    1,514,550
                            Total Municipal Bonds (identified
                            cost $404,137,347)                                                  416,548,300
                            Short-Term Municipals--3.6%
                            Alaska--1.8%
       3,200,000            Valdez, AK, Marine Terminal,
                            (Series 2003A) Daily VRDNs (BP
                            Pipelines (Alaska) Inc.)/(BP PLC              A-1+ /
                            GTD)                                          VMIG1                 3,200,000
       4,800,000            Valdez, AK, Marine Terminal,
                            (Series 2003B) Daily VRDNs (BP
                            Pipelines (Alaska) Inc.)/(BP PLC              A-1+ /
                            GTD)                                          VMIG1                 4,800,000
                            Total                                                               8,000,000
                            Connecticut--0.6%
       2,700,000            Connecticut State HEFA, (Series F)
                            Daily VRDNs (Quinnipiac University)/
                            (Radian Asset Assurance
                            INS)/(JPMorgan Chase Bank LIQ)                A-1+ / NR             2,700,000
                            Mississippi--0.3%
       1,300,000            Jackson County, MS, Port Facility
                            Daily VRDNs (Chevron U.S.A., Inc.)/
                            (ChevronTexaco Corp. GTD)                     NR / P-1              1,300,000
                            Pennsylvania--0.5%
       2,435,000            Lancaster County, PA, Hospital
                            Authority, (Series 1996) Weekly
                            VRDNs (Masonic Homes)                         NR / VMIG2            2,435,000
                            Virginia--0.4%
       2,000,000            Roanoke, VA, IDA, (Series 2002B)
                            Daily VRDNs (Carilion Health System           A-1+ /
                            Obligated Group)                              VMIG1                 2,000,000
                            Total Short-Term Municipals
                            (identified cost $16,435,000)                                       16,435,000
                            corporate bonds--0.9%
       1,500,000     2,3     Charter Mac Equity Issuer Trust,
                            Pfd., 7.60%, 11/30/2010                       NR / Baa1             1,735,200
       2,000,000     2,3     Muni Mae TE Bond Subsidiary LLC,
                            Pfd., 7.75%, 6/30/2050                        NR / Baa1             2,325,360
                            Total corporate bonds (identified
                            cost $3,500,000)                                                    4,060,560
                            Total Investments -95.6%
                            (identified cost $424,262,469)                                      437,043,860
                            other assets and liabilities - net
                            -4.4%                                                               20,303,080
                            total net assets--100%                                        $     457,346,940


     Securities that are subject to the federal alternative minimum tax (AMT) represent 17.3% of the Fund's portfolio calculated based upon total portfolio market value.

1    Please refer to the  "Investment  Ratings" in the  Statement of  Additional
     Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $92,215,131 which represents 20.2% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At November 30, 2004, these securities amounted to
     $88,806,865 which represents 19.4% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at 11/30/04, is as follows:





         Security                                                               Acquisition Date       Acquisition Cost

         California State, Economic Recovery Revenue Bonds (Series 929),
         8.57% (California State Fiscal Recovery Fund), 7/1/2013               05/11/2004               $3,448,950

        California Statewide Communities Development Authority, MFH
        Revenue Bonds (Series 1999X), 6.65% (Magnolia City
        Lights Project), 7/1/2029                                               06/07/1999              $1,330,000

        California Statewide Communities Development Authority,
        Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031                  07/13/2001               $1,000,000

        Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00%
        (Seminole Tribe of Florida Convention and Resort
        Hotel Facilities), 10/1/2033                                            04/23/2002-10/07/2002   $6,060,232

        Capital Trust Agency, FL, Revenue Bonds (Series 2003A),
        8.95% (Seminole Tribe of Florida Convention and
        Resort Hotel Facilities), 10/1/2033                                     05/09/2003              $1,000,000

        Denver, CO, City & County Airport Authority, RITES
        (Series PA-1186), 12.0085% (AMBAC INS), 5/15/2008                      08/13/2003               $6,414,250

        Florida State Department of Environmental Protection,
        RITES (PA-967), 8.60164% (FSA INS), 7/1/2013                           02/06/2002               $5,901,643

        Miami Beach, FL, Health Facilities Authority, Refunding
        Revenue Bonds, 6.75% (Mt. Sinai Medical Center,
        FL)/(Original Issue Yield: 7.05%), 11/15/2029                           04/26/2004              $675,248

        Orange County, FL, HFA, MFH Revenue Bonds (Series 1999B),
        6.50% (Palm West Apartments Project), 3/1/2034                          04/23/1999             $1,460,000

        Louisiana Public Facilities Authority Hospital Revenue,
        Revenue Bonds, 8.625% (Lake Charles Memorial
        Hospital)/(Original Issue Yield: 8.75%), 12/1/2030                     08/30/2000               $1,953,424

        Massachusetts Water Resources Authority, RITES
        (PA-999-R-A), 9.09825%, 8/1/2014                                        03/25/2002             $554,150

        Massachusetts Water Resources Authority, RITES
        (PA 999-R-B), 9.09825%, 8/1/2015                                        03/25/2002             $1,466,533

        Massachusetts Water Resources Authority, RITES
        (Series 999-R-C), 9.09825%, 8/1/2019                                    03/25/2002             $1,817,351

        Massachusetts Water Resources Authority, RITES
        (Series 999-R-D), 9.09825%, 8/1/2020                                    03/25/2002             $1,900,268

        Kansas City, MO, IDA, MFH Revenue Bonds, 6.90%
        (Woodbridge Apartments Project), 8/1/2030                               07/27/1999             $2,445,000

        Sandoval County, NM, Revenue Bonds, 7.75%
        (Santa Ana Pueblo Project), 7/1/2015                                    06/29/2004             $1,000,000

        Metropolitan Transportation Authority, NY, RITES
        (PA-1042R), 9.08197% (MBIA Insurance Corp. INS), 1/1/2010              06/25/2002               $5,627,600

        Tobacco Settlement Financing Corp., NY, RITES (PA-1230),
        8.67082% (New York State), 6/1/2016                                     12/02/2003             $6,024,900

        New Jersey EDA, RITES (PA-1203), 8.5918%
        (FGIC INS), 6/15/2011                                                   09/17/2003             $5,114,211

        New York City, NY, RITES (PA-1075), 11.15615%, 6/1/2018                10/16/2002               $3,447,304

        Lorain County, OH, RITES (PA-894R-A), 9.33197%
        (Catholic Healthcare Partners), 10/1/2012                               08/29/2001             $2,912,600

        Lorain County, OH, RITES (PA-894R-B), 9.33197%
        (Catholic Healthcare Partners), 10/1/2013                               08/29/2001             $2,869,100

        Port of Greater Cincinnati, OH, Development Authority,
        Special Assessment Revenue Bonds, 6.40%
        (Cincinnati Mills), 2/15/2034                                           02/11/2004             $450,000

        Multnomah County, OR ,Hospital Facilities Authority,
        RITES (PA-1267A), 8.5623% (Providence Health
        System), 4/1/2012                                                       07/27/2004             $3,290,898

        Multnomah County, OR, Hospital Facilities Authority,
        RITES (PA-1267B), 9.0623% (Providence Health System), 4/1/2012         07/27/2004               $2,329,292

        Allegheny County, PA,  IDA, Cargo Facilities Lease
        Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT
        LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024                   09/23/1999               $1,969,900

        Puerto Rico Highway and Transportation Authority, RITES
        (Series PA 331A), 9.0623% (AMBAC INS), 1/1/2010                         03/03/1998             $1,163,530

        Puerto Rico Highway and Transportation Authority, RITES
        (Series PA 331B), 9.0623% (AMBAC INS), 1/1/2011                         03/03/1998             $1,158,780


4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

     The Fund  periodically  may sell bond  interest  rate futures  contracts to manage duration and to potentially  reduce transaction costs. Upon entering into a bond  interest  rate  futures  contract  with a broker,  the Fund is required to deposit in a segregated  account a specified  amount of cash or
     U.S.  government  securities.   Futures  contracts  are  valued  daily  and
     unrealized  gains or losses are recorded in a "variation  margin"  account.
     Daily,  the Fund receives from or pays to the broker a specified  amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market  risks,  including  the risk  that the  change  in the  value of the contract may not correlate  with the changes in the value of the underlying securities.  For the period ended  November 30, 2004, the Fund had realized gains on future  contracts of $238,338 At November  30, 2004,  the Fund had the following open futures contract:

Expiration Date   Contracts to Receive                     Position    Unrealized Depreciation
December 2004     270 U.S. Treasury 10-Year Note Futures   Short      $(18,644)


5 The cost of investments for federal tax purposes amounts to $424,072,347. The net unrealized appreciation of investments for federal tax purposes was $12,971,513. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,816,385 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,844,872.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FLOATs      --Puttable Floating Option Tax-Exempt Receipts
FSA         --Financial Security Assurance, Inc.
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LT          --Limited Tax
MFH         --Multifamily Housing
PCR         --Pollution Control Revenue
PRF         --Prerefunded
RITES       --Residual Interest Tax-Exempt Securities Receipts
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal High Yield Advantage Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005